Related-party Transactions (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Related Parties, Gross, Current	$ 73,432	$ 79,916
Allowance For Sales Returns and Discounts	(174)	(83)
Accounts Receivable, Related Parties, Current	73,258	79,833
CMO- NingBo [Member]
Accounts Receivable, Related Parties, Current	31,421	33,981
CMI [Member]
Accounts Receivable, Related Parties, Current	17,319	17,690
CMO- NanHai [Member]
Accounts Receivable, Related Parties, Current	13,390	17,019
CME- NingBo [Member]
Accounts Receivable, Related Parties, Current	5,947	6,629
Chi Hsin- NingBo [Member]
Accounts Receivable, Related Parties, Current	3,210	4,038
Others (individually below 5%) [Member]
Accounts Receivable, Related Parties, Current	$ 2,145	$ 559